Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 1,426	¥ 1,833
Installment loans, provision for credit loss		6,077	3,656
Subtotal in the above table, provision for credit loss		7,503	5,489
Other financial assets measured at amortized cost, provision for credit loss		64	91
Total in the above table, provision for credit loss		7,567	5,580
Off-balance sheet credit exposures, provision for credit loss	[1]	2,320	1,673
Available-for-sale debt securities, provision for credit loss	[2]	102	66
Amount reported on the consolidated financial statements, provision for credit loss		¥ 9,989	¥ 7,319

[1]	The allowance for off-balance sheet credit exposure were ¥9,766 million and ¥11,953 million as of March 31, 2025 and September 30, 2025, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥670 million and ¥771 million as of March 31, 2025 and September 30, 2025, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”